Other Intangible Assets - Finite-Lived Other Intangible Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 1,636,900,000	€ 841,000,000
Finite-lived Intangible Assets Acquired	0	606,700,000
Finite lived intangible assets purchased	15,400,000	14,900,000
Disposals	0	(1,900,000)
Transfers from indefinite-lived other intangible assets	0	139,400,000
Effect of changes in exchange rates	(91,500,000)	36,800,000
Cost, Ending Balance	1,560,800,000	1,636,900,000	€ 841,000,000
Accumulated amortization, Beginning Balance	313,900,000	242,200,000
Amortization	105,500,000	63,500,000	51,200,000
Impairment of Intangible Assets (Excluding Goodwill)	100,000	0	0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0	(1,200,000)
Accumulated amortization, Ending Balance	394,800,000	313,900,000	242,200,000
Carrying amount	1,166,000,000	1,323,000,000
Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	(24,700,000)	9,400,000
Brands [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	40,200,000	15,800,000
Finite-lived Intangible Assets Acquired	0	23,600,000
Finite lived intangible assets purchased	0	0
Disposals	0	0
Transfers from indefinite-lived other intangible assets	0	0
Effect of changes in exchange rates	(2,000,000)	800,000
Cost, Ending Balance	38,200,000	40,200,000	15,800,000
Accumulated amortization, Beginning Balance	3,200,000	2,000,000
Amortization	2,000,000	1,000,000
Impairment of Intangible Assets (Excluding Goodwill)	0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0	0
Accumulated amortization, Ending Balance	4,800,000	3,200,000	2,000,000
Carrying amount	33,400,000	37,000,000
Brands [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	(400,000)	200,000
Intellectual Property [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	61,400,000	63,000,000
Finite-lived Intangible Assets Acquired	0	0
Finite lived intangible assets purchased	500,000	300,000
Disposals	0	(1,900,000)
Transfers from indefinite-lived other intangible assets	0	0
Effect of changes in exchange rates	0	0
Cost, Ending Balance	61,900,000	61,400,000	63,000,000
Accumulated amortization, Beginning Balance	57,900,000	56,000,000
Amortization	2,100,000	3,100,000
Impairment of Intangible Assets (Excluding Goodwill)	0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0	(1,200,000)
Accumulated amortization, Ending Balance	60,000,000	57,900,000	56,000,000
Carrying amount	1,900,000	3,500,000
Intellectual Property [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0	0
Developed Technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	1,264,700,000	557,500,000
Finite-lived Intangible Assets Acquired	0	541,700,000
Finite lived intangible assets purchased	0	0
Disposals	0	0
Transfers from indefinite-lived other intangible assets	0	139,400,000
Effect of changes in exchange rates	(64,800,000)	26,100,000
Cost, Ending Balance	1,199,900,000	1,264,700,000	557,500,000
Accumulated amortization, Beginning Balance	199,100,000	145,300,000
Amortization	84,100,000	46,700,000
Impairment of Intangible Assets (Excluding Goodwill)	0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0	0
Accumulated amortization, Ending Balance	264,200,000	199,100,000	145,300,000
Carrying amount	935,700,000	1,065,600,000
Developed Technology [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	(19,000,000)	7,100,000
Customer Relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	253,200,000	202,500,000
Finite-lived Intangible Assets Acquired	0	40,800,000
Finite lived intangible assets purchased	0	0
Disposals	0	0
Transfers from indefinite-lived other intangible assets	0	0
Effect of changes in exchange rates	(24,600,000)	9,900,000
Cost, Ending Balance	228,600,000	253,200,000	202,500,000
Accumulated amortization, Beginning Balance	50,000,000	36,700,000
Amortization	13,400,000	11,200,000
Impairment of Intangible Assets (Excluding Goodwill)	0
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0	0
Accumulated amortization, Ending Balance	57,800,000	50,000,000	36,700,000
Carrying amount	170,800,000	203,200,000
Customer Relationships [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	(5,600,000)	2,100,000
Other [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	17,400,000	2,200,000
Finite-lived Intangible Assets Acquired	0	600,000
Finite lived intangible assets purchased	14,900,000	14,600,000
Disposals	0	0
Transfers from indefinite-lived other intangible assets	0	0
Effect of changes in exchange rates	(100,000)	0
Cost, Ending Balance	32,200,000	17,400,000	2,200,000
Accumulated amortization, Beginning Balance	3,700,000	2,200,000
Amortization	3,900,000	1,500,000
Impairment of Intangible Assets (Excluding Goodwill)	100,000
Accumulated Amortization, Sale or Disposal of Finite-Lived Intangible Assets	0	0
Accumulated amortization, Ending Balance	8,000,000	3,700,000	€ 2,200,000
Carrying amount	24,200,000	13,700,000
Other [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ 300,000	€ 0